Consolidated Statements of Income/(Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2022 CNY (¥) ¥ / shares shares	Aug. 31, 2022 USD ($) $ / shares shares	Aug. 31, 2021 CNY (¥) ¥ / shares shares	Aug. 31, 2020 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 14,605	$ 2,120
Cost of revenues	(12,787)	(1,856)
Gross profit	1,818	264
Operating expenses:
Selling and marketing			110	674
General and administrative	368,116	53,435	62,492	140,821
Total operating expenses	368,116	53,435	62,602	141,495
Operating loss	(366,298)	(53,171)	(62,602)	(141,495)
Interest income	4	1	5,678	2,083
Interest expense	(51,031)	(7,408)	(51,335)	(58,857)
Other income
Other expense
Foreign exchange gain/(loss)	18	3	(1,655)	4,336
Loss before income tax and share of net loss from equity investees	(417,307)	(60,575)	(109,914)	(193,933)
Income tax (expense)/benefit
Loss before share of net loss from equity investees	(417,307)	(60,575)	(109,914)	(193,933)
Share of net loss from equity investees
Net loss from continuing operations	(417,307)	(60,575)	(109,914)	(193,933)
Discontinued Operations
Net loss from discontinued operations	(782,685)	(113,614)	(4,915,580)	(574,709)
Net loss	(1,199,992)	(174,189)	(5,025,494)	(768,642)
Add: Net loss attributable to non-controlling interests	36,418	5,286	37,927	38,813
Net loss attributable to Meta Data Limited’s shareholders	(1,163,574)	(168,903)	(4,987,567)	(729,829)
Net loss attributable to ordinary shareholders of Meta Data Limited	¥ (1,163,574)	$ (168,903)	¥ (4,987,567)	¥ (729,829)
Basic loss per share:
Continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.0377)	$ (0.0055)	¥ (0.0166)	¥ (0.0301)
Discontinuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	(0.0673)	(0.0098)	(0.7377)	(0.0832)
Diluted loss per share:
Continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	(0.0377)	(0.0055)	(0.0166)	(0.0301)
Discontinuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.0673)	$ (0.0098)	¥ (0.7377)	¥ (0.0832)
Shares used in loss per share computation (in millions of shares):
Basic (in Shares)	11,082	11,082	6,612	6,443
Diluted (in Shares)	11,082	11,082	6,612	6,443